SUPPLEMENT DATED APRIL 3, 2019
TO

PROSPECTUSES DATED MAY 1, 2003
FOR NEW YORK KEYPORT CHARTER AND NEW YORK KEYPORT LATITUDE

PROSPECTUS DATED DECEMBER 31, 2002
FOR NEW YORK KEYPORT VISTA

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
KBL VARIABLE ACCOUNT A

This supplement contains information regarding a change to an investment option that is available under your Contract.

Effective May 1, 2019, the name of the Columbia Variable Portfolio – Mid Cap Value Fund will be changed to Columbia Variable Portfolio – Select Mid Cap Value Fund.

Please retain this supplement with your prospectus for future reference.